Segment and Geographic Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total leasing revenues:	$ 1,534,836	$ 1,543,792	$ 1,679,686
Depreciation and amortization	541,468	575,551	634,837
Interest and debt expense	259,941	240,838	226,091
Storage and handling	51,765	78,608	22,990
Repair costs	9,045	14,811	13,485
Other operating expenses	5,579	8,133	5,906
Administrative expenses	91,201	88,839	93,011
Other (Income) Expense	(1,609)	(4,012)	(4,284)
Leasing margin	577,446	541,024	687,650
Net trading margin	4,296	7,899	16,004
Net gain (loss) on sale of leasing equipment	12,369	58,615	115,665
Transaction and other costs	(26,986)	(79,000)	0
Segment Reporting, Other Segment Item, Amount	(127)	15	(1,590)
Income (loss) before income taxes	566,998	528,553	817,729
Total assets	11,103,403	11,232,868	12,109,258
Purchases of leasing equipment and investments in finance leases	929,449	208,242	943,062
Equipment Leasing | Operating Segments
Segment Reporting Information [Line Items]
Total leasing revenues:	1,527,035	1,537,351	1,665,880
Depreciation and amortization	540,646	574,767	634,090
Interest and debt expense	259,236	239,844	224,470
Storage and handling	51,765	78,608	22,990
Repair costs	9,045	14,811	13,485
Other operating expenses	5,579	8,133	5,906
Administrative expenses	90,130	86,774	91,091
Other (Income) Expense	(1,609)	(4,012)	(4,284)
Leasing margin	572,243	538,426	678,132
Net trading margin	0	0	0
Net gain (loss) on sale of leasing equipment	12,369	58,615	115,665
Total assets	11,038,251	11,164,052	12,010,654
Purchases of leasing equipment and investments in finance leases	929,449	208,242	943,062
Equipment Trading | Operating Segments
Segment Reporting Information [Line Items]
Total leasing revenues:	7,801	6,441	13,806
Depreciation and amortization	822	784	747
Interest and debt expense	705	994	1,621
Storage and handling	0	0	0
Repair costs	0	0	0
Other operating expenses	0	0	0
Administrative expenses	1,071	2,065	1,920
Other (Income) Expense	0	0	0
Leasing margin	5,203	2,598	9,518
Net trading margin	4,296	7,899	16,004
Net gain (loss) on sale of leasing equipment	0	0	0
Total assets	65,152	68,816	98,604
Purchases of leasing equipment and investments in finance leases	$ 0	$ 0	$ 0